Mining interests - Schedule of Fair Value Calculation Assumptions (Details)		3 Months Ended
	Jun. 15, 2018 $ / pound	Dec. 31, 2018 $ / Ounce	Sep. 30, 2018 $ / Ounce
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	12.00%
Libertad
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		5.00%	5.00%
Limon
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate			5.00%
Long-term gold price | Libertad
Disclosure of detailed information about property, plant and equipment [line items]
Fair value inputs price per ounce (in usd per oz)		1,250	1,250
Long-term gold price | Limon
Disclosure of detailed information about property, plant and equipment [line items]
Fair value inputs price per ounce (in usd per oz)			1,250
Silver price | Libertad
Disclosure of detailed information about property, plant and equipment [line items]
Fair value inputs price per ounce (in usd per oz)		17	17
Silver price | Limon
Disclosure of detailed information about property, plant and equipment [line items]
Fair value inputs price per ounce (in usd per oz)			17
Copper Price | Limon
Disclosure of detailed information about property, plant and equipment [line items]
Fair value inputs price per ounce (in usd per oz) | $ / pound	3.10
Molybdenum Price | Limon
Disclosure of detailed information about property, plant and equipment [line items]
Fair value inputs price per ounce (in usd per oz) | $ / pound	8.10